Income Taxes (Income Taxes Included in The Balance Sheet) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for doubtful accounts		$ 184	$ 136
Accrued warranty		87	114
Unearned revenue		165	125
Accrued expenses		493	448
Net operating losses (NOL) and tax credit carryforwards		6,823	3,761
Other temporary differences	[1]	197	334
Total gross deferred tax assets		7,949	4,918
Valuation allowance		(3,087)	(2,953)
Deferred tax asset, net of valuation allowance		4,862	1,965
Deferred tax liability:
Property, plant and equipment		(240)	$ (216)
Undistributed earnings		(490)
Net deferred tax assets		$ 4,132	$ 1,749

[1]	Other temporary differences primarily relate to research and development expenses